Significant Accounting Policies (Details) - Schedule of Unrealized Holding Losses and Fair Value of Held to Maturity Securities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Fair Value	$ 349,927,313	$ 345,099,616
Amortized Cost and Carrying Value	349,927,313	345,105,681
Gross Unrealized Gains
Gross Unrealized Gains (Losses)		(6,065)
Cash [Member]
Marketable Securities [Line Items]
Fair Value		484
Amortized Cost and Carrying Value		484
Gross Unrealized Gains
Gross Unrealized Gains (Losses)
U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Fair Value		345,099,132
Amortized Cost and Carrying Value		345,105,197
Gross Unrealized Gains
Gross Unrealized Gains (Losses)		$ (6,065)
Money Market Funds [Member]
Marketable Securities [Line Items]
Fair Value	349,927,313
Amortized Cost and Carrying Value	349,927,313
Gross Unrealized Gains
Gross Unrealized Gains (Losses)